Statutory Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliations of stockholder's equity
Net income	$ 5,170	$ 3,573	$ 4,884
Reconciliations of stockholder's equity
Total stockholder's equity	55,715	52,387	64,198	57,333
Dividend declared and paid	3,890	10,033	609
Return of Capital	0	(959)	0
New York Department of Commerce
Reconciliations of stockholder's equity
Based on statutory accounting principles	5,590	5,441	5,518
Deferred acquisition costs	(97)	(113)	(15)
Deferred and uncollected premiums	(40)	6	1
Policy and claim reserves	(850)	(1,067)	(914)
Investment valuation difference	(62)	175	(32)
Commissions and fees	1	6	22
Deferred taxes	(1,474)	(673)	203
Deferred gain on disposal of businesses	4	135	149
Goodwill and intangibles	0	0	(7)
Pension	2,032	(353)	(309)
Reinsurance in unauthorized companies	0	0	0
Interest maintenance reserve, deferral and amortization	66	16	268
Asset valuation reserve	0	0	0
Non-admitted assets and other	0	0	0
Net income	5,170	3,573	4,884
Reconciliations of stockholder's equity
Based on statutory accounting principles	42,756	40,900
Deferred acquisition costs	4	101
Deferred and uncollected premiums	0	40
Policy and claim reserves	4,895	5,745
Investment valuation difference	12,127	9,037
Commissions and fees	0	(1)
Deferred taxes	(5,180)	(3,720)
Deferred gain on disposal of businesses	(2,489)	(2,261)
Goodwill and intangibles	324	324
Pension	(253)	(2,285)
Reinsurance in unauthorized companies	2	12
Interest maintenance reserve, deferral and amortization	626	560
Asset valuation reserve	768	1,009
Non-admitted assets and other	2,135	2,926
Total stockholder's equity	55,715	52,387
Dividend declared and paid		10,992
Ordinary dividends declared and paid	3,890	4,492	609
Extraordinary dividends declared and paid	0	6,500	0
Return of Capital		(959)
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
TAC of the Company subject to RBC Requirements	43,524
Corresponding Authorized Control	4,235
New York Department of Commerce | Minimum
Reconciliations of stockholder's equity
RBC Ratio under Company Action Level (as a percent)	100.00%
New York Department of Commerce | Maximum
Reconciliations of stockholder's equity
RBC Ratio under Authorized Control Level (as a percent)	100.00%
RBC Ratio under Company Action Level (as a percent)	200.00%
New York Department of Commerce | Maximum | Forecast
Reconciliations of stockholder's equity
Maximum dividend payable under state regulatory requirements	$ 4,076